Investec Funds
                         1055 Washington Blvd., 3rd Floor
                                Stamford, CT 06901

                                   May 1, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

            Re:   Investec Funds
                  File Nos. 33-75340; 811-8360
                  -----------------------------

Ladies and Gentlemen:

      On behalf of the Investec Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on April 26, 2001, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 26, 2001, accession number 0000922423-01-500074.

      If you have any questions or comments regarding this filing, please call Susan J. Penry-Williams, Esq. at (212) 715-7510.

                                    Very truly yours,


                                    Investec Funds


                                    By: /s/ Royce N. Brennan
                                       ----------------------
                                        Royce N. Brennan
                                        President